UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-7362

                 SALOMON BROTHERS MUNICIPAL PARTNERS FUND INC.
               (Exact name of registrant as specified in charter)

                      125 Broad Street, New York, NY 10004
               (Address of principal executive offices) (Zip code)

                            Christina T. Sydor, Esq.
                            300 First Stamford Place
                               Stamford, CT 06902
                     (Name and address of agent for service)

              Registrant's telephone number, including area code:
                                 (800) 451-2010

Date of fiscal year end:  DECEMBER 31
Date of reporting period: JUNE 30, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

         The SEMI-ANNUAL Report to Stockholders is filed herewith.

SALOMON BROTHERS MUNICIPAL PARTNERS FUND INC.


Letter from the Chairman
                                                         [Picture R. Jay Gerken]
                                                         R. JAY GERKEN, CFA

                                                         Chairman and
                                                         Chief Executive Officer

DEAR SHAREHOLDER,

The philosopher Bertrand Russell famously remarked that, "Change is one thing, progress is another." You will notice in the following pages that we have begun to implement some changes to your shareholder report and we will be reflecting other changes in future reports. Our aim is to make meaningful improvements in reporting on the management of your Fund and its performance, not just to enact change for change's sake. Please bear with us during this transition period.

Please note that the Fund's name has changed from Municipal Partners Fund Inc. to Salomon Brothers Municipal Partners Fund Inc. There has been no change to the Fund's Investment Manager.

We know that you have questions about fund managers' decisions and plans, and we want to be sure that you have easy access to the information you need. Keeping investors informed is, and always will be, one of my top priorities as Chairman of your Fund. To that end, we encourage you to contact Investor Relations at 1-800-SALOMON. We have also included a separate Manager Commentary along with this report, which we hope will give you a better understanding of your Fund and its management.

As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R. Jay Gerken

R. Jay Gerken, CFA
Chairman and Chief Executive Officer

July 24, 2003

SALOMON BROTHERS MUNICIPAL PARTNERS FUND INC.


Schedule of Investments (unaudited)
June 30, 2003

     FACE
    AMOUNT     RATING(A)                            SECURITY                                     VALUE
---------------------------------------------------------------------------------------------------------
Long-Term Investments -- 98.7%
CALIFORNIA -- 1.3%
 $1,370,000    AAA       Pleasant Valley, CA School District Ventura County,
                           Series A, MBIA-Insured, 5.850% due 2/1/17 ....................     $ 1,667,482
                                                                                              -----------
COLORADO -- 0.8%
  1,000,000    A-        Colorado Springs, CO Hospital Revenue, 6.375% due 12/15/30 .....       1,080,600
                                                                                              -----------
DISTRICT OF COLUMBIA -- 1.7%
  2,000,000    AAA       District of Columbia Revenue, (American University),
                           AMBAC-Insured, 5.625% due 10/1/26 ............................       2,164,760
                                                                                              -----------
FLORIDA -- 1.3%
  1,500,000    AAA       Hillsborough County, FL Utility Refunding Revenue,
                           FGIC-Insured, 5.000% due 8/1/08 ..............................       1,694,850
                                                                                              -----------
GEORGIA -- 1.1%
    110,000    AAA       Fulton County, GA Housing Authority, Single-Family Mortgage,
                           Series A, GNMA-Collateralized, 6.600% due 3/1/28 .............         112,314
  1,100,000    AAA       Georgia State GO, Series B, 5.400% due 4/1/12...................       1,293,974
                                                                                              -----------
                                                                                                1,406,288
                                                                                              -----------
HAWAII -- 1.7%
  2,000,000    AAA       Hawaii State Airport System Revenue Refunding, Series B,
                           FGIC-Insured, 6.000% due 7/1/19 ..............................       2,237,320
                                                                                              -----------
ILLINOIS -- 14.6%
  3,750,000    AAA       Chicago, IL Board of Education, (Chicago School Reform),
                           AMBAC-Insured, 5.750% due 12/1/27 ............................       4,138,275
                         Chicago, IL Midway Airport Revenue, MBIA-Insured:
  2,000,000    AAA         Series A, 5.500% due 1/1/29 ..................................       2,119,340
  2,000,000    AAA         Series B, 5.625% due 1/1/29 ..................................       2,090,340
  2,000,000    Aaa*      Illinois Development Finance Authority, Revolving Fund Revenue,
                           5.250% due 9/1/12 ............................................       2,300,680
  1,000,000    AA+       Illinois Educational Facilities Authority Revenues,
                           (Northwestern University), 5.500% due 12/1/13 ................       1,169,340
  1,500,000    A+        Illinois Health Facilities Authority Revenue Refunding, (Lutheran
                           General Health System), Series C, 7.000% due 4/1/14 ..........       1,917,285
  1,500,000    AAA       Illinois State First Series, FSA-Insured, 5.500% due 5/1/16 ....       1,770,465
  3,000,000    AAA       Illinois State Sales Tax Revenue, Series V, (Pre-Refunded -
                           Escrowed with U.S. government securities to 6/15/05 Call @ 102),
                           6.375% due 6/15/20 ...........................................       3,356,130
                                                                                              -----------
                                                                                               18,861,855
                                                                                              -----------


---------------------------------------------------------------------------------------------------------
                               SEE NOTES TO FINANCIAL STATEMENTS.
Page 2

SALOMON BROTHERS MUNICIPAL PARTNERS FUND INC.

June 30, 2003

     FACE
    AMOUNT     RATING(A)                            SECURITY                                     VALUE
---------------------------------------------------------------------------------------------------------
INDIANA -- 2.3%
 $1,000,000    BBB+      Indiana State Development Finance Authority, Environmental Revenue,
                           (USX Corp. Project), 5.250% due 12/1/22 ......................     $ 1,085,860
  1,750,000    AAA       Indiana State Revolving Fund Revenue, Series B, 5.000% due 8/1/23      1,824,358
                                                                                              -----------
                                                                                                2,910,218
                                                                                              -----------
IOWA -- 0.9%
  1,000,000    A1*       Iowa Finance Authority, Hospital Facility Revenue,
                           6.750% due 2/15/16 ...........................................       1,132,590
                                                                                              -----------

KANSAS -- 1.2%
  1,430,000    AA        Kansas State Development Finance Authority, Health Facilities
                           Revenue, (Sisters of Charity), Series J, 6.250% due 12/1/28 ...      1,610,709
                                                                                              -----------
MAINE -- 0.6%
    690,000    AA+       Maine State Housing Authority Mortgage Purchase, Series A-2,
                           6.650% due 11/15/25 ...........................................        719,704
                                                                                              -----------

MARYLAND -- 4.7%
                         Maryland State Health & Higher Educational Facilities Authority
                          Revenue:
  1,500,000    Baa1*       Caroll County General Hospital, 6.000% due 7/1/37 .............      1,608,915
                           University of Maryland Medical Systems:
  1,000,000    Baa1*         6.750% due 7/1/30 ...........................................      1,115,680
    500,000    A             6.000% due 7/1/32 ...........................................        540,405
  2,500,000    Aaa*      Northeast Maryland Waste Disposal Authority, Solid Waste Revenue
                           Refunding, AMBAC-Insured, 5.500% due 4/1/15 ...................      2,806,650
                                                                                              -----------
                                                                                                6,071,650
                                                                                              -----------
MASSACHUSETTS -- 8.0%
  3,500,000    AAA       Massachusetts State GO, Series C, FGIC-Insured,
                           5.500% due 11/1/15 ............................................      4,149,845
  2,500,000    AA-       Massachusetts State Health & Educational Facilities Authority
                           Revenue, (Partners Healthcare Systems),
                           Series C, 5.750% due 7/1/32 ...................................      2,666,325
  3,170,000    AAA       Massachusetts State Water Pollution Abatement, Series A,
                           5.750% due 8/1/29 .............................................      3,549,100
                                                                                              -----------
                                                                                               10,365,270
                                                                                              -----------
MICHIGAN -- 1.2%
  1,500,000    AA-       Michigan State Hospital Finance Authority Revenue Refunding,
                           (Trinity Health), Credit C, 5.375% due 12/1/30 ................      1,552,035
                                                                                              -----------
MINNESOTA -- 2.2%
  2,785,000    AA+       Minnesota State Housing Finance Agency, Single-Family Mortgage,
                           Series H, 6.500% due 1/1/26 ...................................      2,843,708
                                                                                              -----------


---------------------------------------------------------------------------------------------------------
                               SEE NOTES TO FINANCIAL STATEMENTS.
                                                                                                   Page 3

SALOMON BROTHERS MUNICIPAL PARTNERS FUND INC.

June 30, 2003

     FACE
    AMOUNT     RATING(A)                            SECURITY                                     VALUE
---------------------------------------------------------------------------------------------------------
NEVADA -- 4.1%
 $1,350,000    AAA       Clark County, NV Passenger Facility Revenue, (McCarran International
                           Airport), Series A, MBIA-Insured, 5.750% due 7/1/23 ...........    $ 1,434,699
                         Nevada Housing Division, Single-Family Program, Series B-2:
  3,285,000    Aa2*        6.400% due 10/1/25 ............................................      3,375,075
    490,000    Aa2*        6.950% due 10/1/26 ............................................        503,823
                                                                                              -----------
                                                                                                5,313,597
                                                                                              -----------
NEW HAMPSHIRE -- 0.2%
    265,000    A+        New Hampshire State HFA, Single-Family Residential, Series A,
                           6.800% due 7/1/15 .............................................        269,887
                                                                                              -----------
NEW JERSEY -- 10.0%
                         New Jersey EDA, Series A:
  5,150,000    AAA         PCR, (Public Service Electric and Gas Co. Project), MBIA-Insured,
                             6.400% due 5/1/32 ...........................................      5,422,023
  4,450,000    AAA         Water Facilities Revenue, (New Jersey American Water Co., Inc.
                             Project), FGIC-Insured, 6.875% due 11/1/34 ..................      4,798,791
  1,000,000    A2*       New Jersey Health Care Facilities Financing Authority Revenue,
                           (Hackensack University Medical Center), 6.000% due 1/1/25 .....      1,060,640
  1,395,000    AAA       New Jersey Transportation Trust Fund Authority, Transportation
                           System, Series A, AMBAC-Insured, 5.000% due 12/15/11 ..........      1,590,970
                                                                                              -----------
                                                                                               12,872,424
                                                                                              -----------
NEW YORK -- 6.4%
  1,000,000    A         New York City, NY GO, Series A, 6.000% due 5/15/30 ..............      1,086,000
                         New York City, NY Municipal Water Finance Authority,
                           Water & Sewer System Revenue, Series B:
  1,175,000    AA            5.750% due 6/15/29 .........................................       1,304,144
  1,000,000    AA            5.125% due 6/15/31 .........................................       1,042,420
  1,250,000    AA+       New York City, NY Transitional Finance Authority Revenue,
                           Series A, 5.500% due 11/15/17 ................................       1,416,225
    215,000    Aaa*      New York State Mortgage Agency Revenue, 24th Series,
                           6.125% due 10/1/30 ...........................................         221,213
  2,000,000    AAA       New York State Urban Development Corp. Revenue, Correctional
                           Facilities, AMBAC-Insured, (Pre-Refunded - Escrowed with U.S.
                           government securities to 1/1/06 Call @ 102), 5.375% due 1/1/25       2,232,960
    950,000    AAA       Port Authority of New York and New Jersey Construction,
                           96th Series, FGIC-Insured, 6.600% due 10/1/23 ................       1,008,615
                                                                                              -----------
                                                                                                8,311,577
                                                                                              -----------

---------------------------------------------------------------------------------------------------------
                               SEE NOTES TO FINANCIAL STATEMENTS.
Page 4

SALOMON BROTHERS MUNICIPAL PARTNERS FUND INC.

June 30, 2003

     FACE
    AMOUNT     RATING(A)                            SECURITY                                     VALUE
---------------------------------------------------------------------------------------------------------
OHIO -- 7.1%
 $2,000,000    BBB+      Miami County, OH Hospital Facilities Revenue Refunding &
                           Improvement, (Upper Valley Medical Center), 6.250% due 5/15/13    $  2,117,220
  6,700,000    A+        Ohio State Water Development Authority, Solid Waste Disposal
                           Revenue, (Cargill Inc.), 6.300% due 9/1/20 ...................       7,044,983
                                                                                              -----------
                                                                                                9,162,203
                                                                                              -----------
PENNSYLVANIA -- 4.7%
  5,000,000    AAA       Delaware Valley, PA Regional Financial Authority, Local Government
                           Revenue, Series A, AMBAC-Insured, 5.500% due 8/1/28...........      5,768,500
    250,000    AAA       Philadelphia, PA School District, Series A, FSA-Insured,
                           5.500% due 2/1/31 ............................................         271,712
                                                                                              -----------
                                                                                                6,040,212
                                                                                              -----------
PUERTO RICO -- 3.1%
  1,000,000    AAA       Puerto Rico Municipal Finance Agency, Series A, FSA-Insured,
                           5.250% due 8/1/21 ............................................       1,092,020
  2,500,000    AAA       Puerto Rico Public Buildings Authority Revenue, Guaranteed
                           Refunding, (Government Facilities), Series H, XLCA-Insured,
                           5.250% due 7/1/13 ............................................       2,910,150
                                                                                              -----------
                                                                                                4,002,170
                                                                                              -----------
TENNESSEE -- 6.4%
  2,900,000    AA-       Humphreys County, TN IDB, Solid Waste Disposal Revenue,
                           (E.I. du Pont de Nemours and Co. Project), 6.700% due 5/1/24         3,043,115
  3,500,000    AAA       Memphis-Shelby County, TN Airport Authority Revenue, Series D,
                           AMBAC-Insured, 6.000% due 3/1/24 .............................       3,829,595
  1,265,000    AA        Tennessee Housing Development Agency, (Homeownership Program),
                           Series 2C, 6.350% due 1/1/31 .................................       1,360,368
                                                                                              -----------
                                                                                                8,233,078
                                                                                              -----------
TEXAS -- 4.8%
    100,000    AAA       North Harris Montgomery Community College District, TX Refunding,
                           FGIC-Insured, 5.375% due 2/15/16 .............................         111,798
                         Richardson, TX Hospital Authority Revenue, (Richardson
                           Medical Center):
  1,840,000    BBB+          6.750% due 12/1/23 .........................................       1,887,509
  1,160,000    BBB+          Pre-Refunded - Escrowed with U.S. government securities
                               to 12/1/03 (Call @ 102), 6.750% due 12/1/23 ..............       1,210,379
  2,500,000    AAA       Texas State Turnpike Authority Revenue, First Tier, Series A,
                           AMBAC-Insured, 5.500% due 8/15/39 ............................       2,709,625
    255,000    AA        Texas State Veterans Housing Assistance, 6.800% due 12/1/23 ....         262,775
                                                                                              -----------
                                                                                                6,182,086
                                                                                              -----------


---------------------------------------------------------------------------------------------------------
                               SEE NOTES TO FINANCIAL STATEMENTS.
                                                                                                   Page 5

SALOMON BROTHERS MUNICIPAL PARTNERS FUND INC.

June 30, 2003

     FACE
    AMOUNT     RATING(A)                            SECURITY                                     VALUE
---------------------------------------------------------------------------------------------------------
WASHINGTON -- 8.3%
 $1,000,000    AAA       Chelan County, WA Public Utility District,
                           (Chelan Hydro System No. 1), Construction Revenue, Series A,
                           AMBAC-Insured, 5.450% due 7/1/37 .............................   $   1,040,240
  1,500,000    AAA       Energy Northwest, Washington Electric Revenue Refunding,
                           (Project No. 1), Series A, MBIA-Insured, 5.750% due 7/1/17 ...       1,715,100
  4,250,000    AAA       Seattle, WA GO, Series B, FSA-Insured, 5.750% due 12/1/28 ......       4,745,083
  1,700,000    AA+       Washington State GO, Series C, 5.500% due 7/1/18 ...............       2,000,356
  1,200,000    AAA       Washington State Public Power Supply System Revenue Refunding,
                           (Nuclear Project No. 1), Series A, MBIA-Insured,
                           5.125% due 7/1/17 ............................................       1,286,328
                                                                                              -----------
                                                                                               10,787,107
                                                                                              -----------
                         Total Long-Term Investments (Cost -- $118,369,812) .............     127,493,380
                                                                                             ------------

Short-Term Investment -- 1.3%

MASSACHUSETTS -- 1.3%
  1,700,000    A-1+      Massachusetts State Development Finance Agency
                           Revenue, Boston University, Series R-4, XLCA-Insured,
                           VRDD, 1.000% due 10/1/42 (Cost -- $1,700,000)                        1,700,000
                                                                                             ------------
                         Total Investments -- 100.0% (Cost -- $120,069,812**) ...........    $129,193,380
                                                                                             ============

---------------
(a) All ratings are by Standard & Poor's Ratings Service, except for those which are identified by an asterisk (*), are rated by Moody's Investors Service.
**  Aggregate cost for Federal income tax purposes is substantially the same.


    See pages 7 and 8 for definitions of ratings and abbreviations.

--------------------------------------------------------------------------------
                       SEE NOTES TO FINANCIAL STATEMENTS.
Page 6

SALOMON BROTHERS MUNICIPAL PARTNERS FUND INC.

Long-Term Security Ratings (unaudited)

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "BB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA - Bonds rated "AAA" have the highest rating assigned by Standard &Poor's.
      Capacity to pay interest and repay principal is extremely strong.

AA - Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.

A   - Bonds rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB - Bonds rated "BB" have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

Moody's Investors Service ("Moody's") -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "Baa," where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa - Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa  - Bonds rated "Aa" are judged to be of high quality by all standards.
      Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

A   - Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa - Bonds rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NR - Indicates that the bond is not rated by Moody's or Standard & Poor's as indicated.

SALOMON BROTHERS MUNICIPAL PARTNERS FUND INC.

Short-Term Security Ratings (unaudited)

SP-1   - Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
 A-1   - Standard & Poor's highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
VMIG 1 - Moody's highest rating for issues having a demand feature - VRDO.
P-1    - Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

Abbreviations* (unaudited)

ABAG      - Association of Bay Area Governors       HDC       - Housing Development Corporation
AIG       - American International Guaranty         HFA       - Housing Finance Authority
AMBAC     - American Municipal Bond Assurance       IDA       - Industrial Development Authority
              Corporation                           IDB       - Industrial Development Board
BAN       - Bond Anticipation Notes                 IDR       - Industrial Development Revenue
BIG       - Bond Investors Guaranty                 INFLOS    - Inverse Floaters
CGIC      - Capital Guaranty Insurance Company      ISD       - Independent School District
CHFCLI    - California Health Facility              LEVRRS    - Leveraged Reverse Rate Securities
              Construction Loan Insurance           LOC       - Letter of Credit
CONNIE                                              MBIA      - Municipal Bond Investors Assurance
  LEE     - College Construction Loan Association                 Corporation
COP       - Certificate of Participation            MVRICS    - Municipal Variable Rate Inverse
EDA       - Economic Development Authority                        Coupon Security
EDR       - Economic Development Revenue            PCR       - Pollution Control Revenue
FGIC      - Financial Guaranty Insurance Company    PSFG      - Permanent School Fund Guaranty
FHA       - Federal Housing Administration          RAN       - Revenue Anticipation Notes
FHLMC     - Federal Home Loan Mortgage              RIBS      - Residual Interest Bonds
              Corporation                           RITES     - Residual Interest Tax-Exempt Securities
FLAIRS    - Floating Adjustable Interest Rate       SYCC      - Structured Yield Curve Certificate
              Securities                            TAN       - Tax Anticipation Notes
FNMA      - Federal National Mortgage Association   TECP      - Tax Exempt Commercial Paper
FRTC      - Floating Rate Trust Certificates        TOB       - Tender Option Bonds
FSA       - Financial Security Assurance            TRAN      - Tax and Revenue Anticipation Notes
GIC       - Guaranteed Investment Contract          VA        - Veterans Administration
GNMA      - Government National Mortgage            VRDD      - Variable Rate Daily Demand
              Association                           VRWE      - Variable Rate Wednesday Demand
GO        - General Obligation Bonds                XLCA      - XL Capital Assurance Inc.

----------------
* Abbreviations may or may not appear on the schedule of investments.

SALOMON BROTHERS MUNICIPAL PARTNERS FUND INC.

Statement of Assets and Liabilities (unaudited)
June 30, 2003

ASSETS:
     Investments, at value (Cost -- $120,069,812) .............    $129,193,380
     Cash .....................................................         109,775
     Receivable for securities sold ...........................       5,641,907
     Interest receivable ......................................       1,933,604
     Prepaid expenses .........................................          13,143
                                                                   ------------
     TOTAL ASSETS .............................................     136,891,809
                                                                   ------------
LIABILITIES:
     Payable for securities purchased .........................       6,598,101
     Management fee payable ...................................          59,613
     Accrued expenses .........................................          52,689
                                                                   ------------
     TOTAL LIABILITIES ........................................       6,710,403
                                                                   ------------
AUCTION RATE PREFERRED STOCK
     (800 SHARES AUTHORIZED AND ISSUED AT
       $50,000 PER SHARE) (NOTE 4) ............................      40,000,000
                                                                   ------------
TOTAL NET ASSETS ..............................................    $ 90,181,406
                                                                   ============
NET ASSETS:
     Common Stock ($0.001 par value, 100,000,000
       shares authorized; 5,757,094 shares
       outstanding) ...........................................    $      5,757
     Additional paid-in capital ...............................      79,673,514
     Undistributed net investment income ......................       1,359,526
     Accumulated net realized gain from
       investment transactions ................................          19,041
     Net unrealized appreciation of investments ...............       9,123,568
                                                                   ------------
TOTAL NET ASSETS ..............................................    $ 90,181,406
                                                                   ============
Net Asset Value Per Share of Common Stock
  ($90,181,406 / 5,757,094 shares outstanding) ................          $15.66
                                                                         ======


--------------------------------------------------------------------------------
                       SEE NOTES TO FINANCIAL STATEMENTS.
                                                                          Page 9

SALOMON BROTHERS MUNICIPAL PARTNERS FUND INC.

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2003

INVESTMENT INCOME:

     Interest.....................................................  $ 3,329,298
                                                                    -----------

EXPENSES:

     Management fee (Note 2) .....................................      352,199
     Auction agent fees ..........................................       54,021
     Audit and tax services ......................................       36,800
     Shareholder communications ..................................       36,425
     Legal .......................................................       29,292
     Directors' fees .............................................       16,866
     Transfer agent ..............................................       11,237
     Listing fees ................................................        9,358
     Custody .....................................................        6,640
     Insurance ...................................................        1,240
     Other .......................................................       10,860
                                                                    -----------
     TOTAL EXPENSES ..............................................      564,938
                                                                    -----------
NET INVESTMENT INCOME ............................................    2,764,360
                                                                    -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTE 3):

     Net Realized Gain From Investment Transactions
      (excluding short-term investments):
        Proceeds from sales ......................................   51,436,649
        Cost of securities sold ..................................   50,963,435
                                                                    -----------
     NET REALIZED GAIN ...........................................      473,214
                                                                     -----------
     Change in Net Unrealized Appreciation of Investments:
        Beginning of period ......................................    7,934,821
        End of period ............................................    9,123,568
                                                                    -----------
     INCREASE IN NET UNREALIZED APPRECIATION .....................    1,188,747
                                                                    -----------
NET GAIN ON INVESTMENTS ..........................................    1,661,961
                                                                    -----------
DIVIDENDS PAID TO AUCTION RATE PREFERRED STOCKHOLDERS
    FROM NET INVESTMENT INCOME ...................................     (208,819)
                                                                    -----------
INCREASE IN NET ASSETS FROM OPERATIONS ...........................  $ 4,217,502
                                                                    ===========




--------------------------------------------------------------------------------
                       SEE NOTES TO FINANCIAL STATEMENTS.

Page 10



SALOMON BROTHERS MUNICIPAL PARTNERS FUND INC.


Statements of Changes in Net Assets
For the Six Months Ended June 30, 2003 (unaudited) and the Year Ended December 31, 2002

                                                                   2003            2002
------------------------------------------------------------------------------------------
OPERATIONS:
     Net investment income..................................    $ 2,764,360    $ 5,739,313
     Net realized gain .....................................        473,214      1,977,984
     Increase in net unrealized appreciation................      1,188,747      2,975,015
     Dividends paid to Auction Rate Preferred Stockholders
       from net investment income ..........................       (208,819)      (561,118)
                                                                -----------    -----------
     INCREASE IN NET ASSETS FROM OPERATIONS.................      4,217,502     10,131,194
                                                                -----------    -----------
DISTRIBUTIONS PAID TO COMMON STOCK SHAREHOLDERS FROM:
     Net investment income..................................     (2,417,979)    (4,527,379)
                                                                -----------    -----------
     DECREASE IN NET ASSETS FROM DISTRIBUTIONS PAID TO
       COMMON STOCK SHAREHOLDERS............................     (2,417,979)    (4,527,379)
                                                                -----------    -----------
INCREASE IN NET ASSETS......................................      1,799,523      5,603,815
NET ASSETS:
     Beginning of period....................................     88,381,883     82,778,068
                                                                -----------    -----------
     END OF PERIOD*.........................................    $90,181,406    $88,381,883
                                                                ===========    ===========
* Includes undistributed net investment income of: .........     $1,359,526     $1,221,964
                                                                ===========    ===========


--------------------------------------------------------------------------------
                       SEE NOTES TO FINANCIAL STATEMENTS.
                                                                         Page 11

SALOMON BROTHERS MUNICIPAL PARTNERS FUND INC.

Notes to Financial Statements (unaudited)

Note 1. Organization and Significant Accounting Policies

Salomon Brothers Municipal Partners Fund Inc. ("Fund"), formerly known as Municipal Partners Fund Inc., was incorporated in Maryland on November 24, 1992 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund's primary investment objective is to seek a high level of current income which is exempt from federal income taxes, consistent with the preservation of capital. As a secondary investment objective, the Fund intends to enhance portfolio value by purchasing tax exempt securities that, in the opinion of Salomon Brothers Asset Management Inc ("SBAM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), may appreciate in value relative to other similar obligations in the marketplace.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates.

SECURITIES VALUATION. Tax-exempt securities are valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Short-term investments having a maturity of 60 days or less are valued at amortized cost which approximates market value. Securities for which reliable quotations are not readily available are valued at fair value as determined in good faith by, or under procedures established by, the Board of Directors.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are recorded on the trade date. Realized gains and losses on sales of securities are calculated on the identified cost basis. Interest income is accrued on a daily basis. The Fund amortizes premiums and accretes discounts on securities purchased using the effective interest method.

FEDERAL INCOME TAXES. The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its income and capital gains, if any, to its shareholders. Therefore, no federal income tax or excise tax provision is required. The character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP.

SALOMON BROTHERS MUNICIPAL PARTNERS FUND INC.

DIVIDENDS AND DISTRIBUTIONS. The Fund declares and pays dividends and distributions to common shareholders monthly from net investment income, net realized short-term capital gains and other sources, if necessary. Long-term capital gains, if any, in excess of loss carryovers are expected to be distributed annually. Dividends and distributions to common shareholders are recorded on the ex-dividend date. Dividends and distributions to preferred shareholders are accrued on a weekly basis and are determined as described in
Note 4. The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP.

Note 2. Management and Advisory Fees and Other Transactions

SBAM acts as the investment adviser and administrator of the Fund. SBAM provides all management, advisory and administration services for the Fund. As compensation for its services, the Fund pays SBAM an investment management fee at an annual rate of 0.55% of the Fund's average weekly net assets. For purposes of calculating this fee, the liquidation value of any outstanding preferred stock of the Fund is not deducted in determining the Fund's average weekly net assets. This fee is calculated daily and paid monthly.

SBAM has delegated certain administrative services to Smith Barney Fund Management LLC ("SBFM"), another indirect wholly-owned subsidiary of Citigroup, pursuant to a Sub-Administration Agreement between SBAM and SBFM.

Note 3. Investments

During the six months ended June 30, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

Purchases..................................................       $49,799,079
                                                                  ===========
Sales......................................................       $51,436,649
                                                                  ===========

At June 30, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

Gross unrealized appreciation...............................      $ 9,236,028
Gross unrealized depreciation...............................         (112,460)
                                                                  -----------
Net unrealized appreciation.................................      $ 9,123,568
                                                                  ===========

SALOMON BROTHERS MUNICIPAL PARTNERS FUND INC.

Note 4. Preferred Stock

On April 2, 1993, the Fund closed its public offering of 800 shares of $0.001 par value Auction Rate Preferred Stock ("Preferred Stock") at an offering price of $50,000 per share. The Preferred Stock has a liquidation preference of $50,000 per share plus an amount equal to accumulated but unpaid dividends (whether or not earned or declared) and subject to certain restrictions, are redeemable in whole or in part.

Dividend rates generally reset every 7 days and are determined by auction procedures. The dividend rates on the Preferred Stock during the six months ended June 30, 2003 ranged from 0.750% to 1.490%. The weighted average dividend rate for the six months ended June 30, 2003 was 1.053%.

The Fund is subject to certain restrictions relating to the Preferred Stock. The Fund may not declare dividends or make other distributions on shares of common stock or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding Preferred Stock would be less than 200%. The Preferred Stock is also subject to mandatory redemption at $50,000 per share plus any accumulated or unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of the Fund as set forth in its Articles Supplementary are not satisfied.

The Preferred Stock, which are entitled to one vote per share, generally vote with the common shares but vote separately as a class to elect two directors and on certain matters affecting the rights of the Preferred Stock.

The issuance of preferred stock poses certain risks to holders of common stock, including, among others the possibility of greater market price volatility and in certain market conditions, the yield to holders of common stock may be adversely affected.

The Fund is required to maintain certain asset coverages with respect to the Preferred Stock. If the Fund fails to maintain these coverages and does not cure any such failure within the required time period, the Fund is required to redeem a requisite number of the Preferred Stock in order to meet the applicable requirement. Additionally, failure to meet the foregoing asset requirements would restrict the Fund's ability to pay dividends.

Note 5. Concentration of Credit Risk

Since the Fund invests a portion of its assets in issuers located in a single state, it may be affected by economic and political developments in a specific state or region. Certain debt obligations held by the Fund are entitled to the benefit of insurance, standby letters of credit or other guarantees of banks or other financial institutions.

SALOMON BROTHERS MUNICIPAL PARTNERS FUND INC.

Note 6. Events Subsequent to June 30, 2003

COMMON STOCK DIVIDENDS. On May 2, 2003, the Board of Directors of the Fund declared two common share dividends from net investment income, each in the amount of $0.0700 per share, payable on July 25 and August 29, 2003 to shareholders of record on July 15 and August 12, 2003, respectively. In addition, on July 17, 2003, the Board of Directors of the Fund declared three common share dividends from net investment income, each in the amount of $0.0700 per share, payable on September 26, October 31 and November 28, 2003 to shareholders of record on September 16, October 15 and November 18, 2003, respectively.

PREFERRED STOCK DIVIDENDS. The Board of Directors designated each of the following dividend periods as a Special Rate Period. With each auction date, the regular auction procedure resumes, subject to the Fund's ability to designate any subsequent dividend period as a Special Rate Period.

Auction            Commencement of        Rate Effective             Preferred
 Date                Rate Period              Through                  Rate
-------------------------------------------------------------------------------

6/30/03                 7/1/03                  7/7/03                 1.100%
 7/7/03                 7/8/03                 7/14/03                 0.800
7/14/03                7/15/03                 7/21/03                 0.750
7/21/03                7/22/03                 7/28/03                 0.750
7/28/03                7/29/03                  8/4/03                 0.810
 8/4/03                 8/5/03                 8/11/03                 0.899
-------------------------------------------------------------------------------

SALOMON BROTHERS MUNICIPAL PARTNERS FUND INC.

Financial Highlights

Data for a share of common stock outstanding throughout each year ended December 31, unless otherwise noted:

                                         2003(1)      2002        2001       2000        1999       1998
---------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD.    $15.35      $14.38      $14.25     $13.12      $14.92     $14.85
                                         ------      ------      ------     ------      ------     ------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income..............      0.48        1.00        1.03       1.06        1.02       1.04
  Net realized and unrealized
    gain (loss) .....................      0.29        0.86        0.04       1.14       (1.77)      0.09
  Dividends paid to Auction Rate
     Preferred Stockholders from net
     investment income...............     (0.04)      (0.10)      (0.21)     (0.29)      (0.25)     (0.26)
                                         ------      ------      ------     ------      ------     ------
Total Income (Loss) From Operations..      0.73        1.76        0.86       1.91       (1.00)      0.87
                                         ------      ------      ------     ------      ------     ------
DISTRIBUTIONS PAID TO COMMON STOCK
SHAREHOLDERS FROM:
  Net investment income..............     (0.42)      (0.79)      (0.73)     (0.78)      (0.80)     (0.80)
                                         ------      ------      ------     ------      ------     ------
Total Distributions Paid to Common
  Stock Shareholders ................     (0.42)      (0.79)      (0.73)     (0.78)      (0.80)     (0.80)
                                         ------      ------      ------     ------      ------     ------
NET ASSET VALUE, END OF PERIOD.......    $15.66      $15.35      $14.38     $14.25      $13.12     $14.92
                                         ======      ======      ======   ========    ========    =======
PER SHARE MARKET VALUE, END OF PERIOD    $14.17      $13.40      $12.59   $12.0625    $10.9375    $14.125
                                         ======      ======      ======   ========    ========    =======
TOTAL RETURN, BASED ON MARKET PRICE(2)     9.02%++    12.93%      10.52%     17.90%     (17.52)%    10.89%
RATIOS TO AVERAGE NET ASSETS
OF COMMON STOCK SHAREHOLDERS:(3)
  Operating expenses.................      1.28%+      1.34%       1.33%      1.36%       1.30%      1.28%
  Net investment income..............      6.24%+      6.70%       7.10%      7.84%       7.18%      6.99%
NET ASSETS OF COMMON STOCK
  SHAREHOLDERS, END OF PERIOD (000S).   $90,181     $88,382     $82,778    $82,067     $75,513    $85,905
PORTFOLIO TURNOVER RATE..............        39%         71%         34%        31%         54%        32%
AUCTION RATE PREFERRED STOCK:
  Total Amount Outstanding (000s)....   $40,000    $ 40,000    $ 40,000   $ 40,000    $ 40,000   $ 40,000
  Asset Coverage Per Share...........   162,726     160,478     153,473    152,584     144,391    157,381
  Involuntary Liquidating Preference
     Per Share.......................    50,000      50,000      50,000     50,000      50,000     50,000
  Average Market Value Per Share.....    50,000      50,000      50,000     50,000      50,000     50,000

---------------------------------------------------------------------------------------------------------
(1) For the six months ended June 30, 2003 (unaudited).

(2) For purposes of this calculation, dividends on common shares are assumed to be reinvested at prices obtained under the Fund's dividend reinvestment plan and the broker commission paid to purchase or sell a share is excluded.

(3) Ratios calculated on the basis of income and expenses relative to the average net assets of common shares and excludes the effect of dividend payments to preferred stockholders.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+   Annualized.


SALOMON BROTHERS MUNICIPAL PARTNERS FUND INC.

Additional Stockholder Information (unaudited)

RESULT OF ANNUAL MEETING OF STOCKHOLDERS

The Annual Meeting of Stockholders of Salomon Brothers Municipal Partners Fund Inc. was held on April 10, 2003, for the purpose of considering and voting upon the election of Directors. The following table provides information concerning the matter voted upon at the Meeting:

1. ELECTION OF DIRECTORS*

                           COMMON           COMMON           PREFERRED        PREFERRED
                           SHARES           SHARES            SHARES           SHARES
    NOMINEES                 FOR           WITHHELD             FOR           WITHHELD
    --------              ---------        --------          ---------        ---------
    Carol L. Colman       5,135,980         30,092              797               3
    Daniel P. Cronin      5,134,380         31,692              797               3
    Leslie H. Gelb        5,131,130         34,941              797               3
    R. Jay Gerken            N/A              N/A               797               3

---------------
* The following Directors, representing the balance of the Board of Directors, continue to serve as Directors: Riordan Roett and Jeswald W. Salacuse.

                                                                         Page 17

SALOMON BROTHERS MUNICIPAL PARTNERS FUND INC.

Dividend Reinvestment Plan (unaudited)

Pursuant to certain rules of the Securities and Exchange Commission, the following additional disclosure is provided.

Pursuant to the Fund's Dividend Reinvestment Plan ("Plan"), holders of Common Stock whose shares of Common Stock are registered in their own names will be deemed to have elected to have all distributions automatically reinvested by EquiServe Trust Company, N.A. ("Plan Agent") in Fund shares pursuant to the Plan, unless they elect to receive distributions in cash. Holders of Common Stock who elect to receive distributions in cash will receive all distributions in cash by check in dollars mailed directly to the holder by the Plan Agent as dividend-paying agent. Holders of Common Stock who do not wish to have distributions automatically reinvested should notify the Plan Agent at the address below. Distributions with respect to Common Stock registered in the name of a bank, broker-dealer or other nominee (i.e., in "street name") will be reinvested under the Plan unless the service is not provided by the bank, broker-dealer or other nominee or the holder elects to receive dividends and distributions in cash. Investors who own shares registered in the name of a bank, broker-dealer or other nominee should consult with such nominee as to participation in the Plan through such nominee, and may be required to have their shares registered in their own names in order to participate in the Plan.

The Plan Agent serves as agent for the holders of Common Stock in administering the Plan. After the Fund declares a dividend on the Common Stock or determines to make a capital gain distribution, the Plan Agent will, as agent for the participants, receive the cash payment and use it to buy the Fund's Common Stock in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts. The Fund will not issue any new shares of Common Stock in connection with the Plan.

Participants have the option of making additional cash payments to the Plan Agent, monthly, in a minimum amount of $250, for investment in the Fund's Common Stock. The Plan Agent will use all such funds received from participants to purchase shares of Common Stock in the open market on or about the first business day of each month. To avoid unnecessary cash accumulations, and also to allow ample time for receipt and processing by the Plan Agent, it is suggested that participants send in voluntary cash payments to be received by the Plan Agent approximately ten days before an applicable purchase date specified above. A participant may withdraw a voluntary cash payment by written notice, if the notice is received by the Plan Agent not less than 48 hours before such payment is to be invested.

The Plan Agent maintains all shareholder accounts in the Plan and furnishes written confirmations of all transactions in an account, including information needed by shareholders for personal and tax records. Shares of Common Stock in the account of each Plan participant will be held by the Plan Agent in the name of the participant, and each shareholder's proxy will include those shares purchased pursuant to the Plan.

In the case of holders of Common Stock, such as banks, broker-dealers or other nominees, who hold shares for others who are beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares of Common Stock certified from time to time by the

SALOMON BROTHERS MUNICIPAL PARTNERS FUND INC.

holders as representing the total amount registered in such holders' names and held for the account of beneficial owners that have not elected to receive distributions in cash.

There is no charge to participants for reinvesting dividends or capital gains distributions or voluntary cash payments. The Plan Agent's fees for the reinvestment of dividends and capital gains distributions and voluntary cash payments will be paid by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and distributions and voluntary cash payments made by the participant. The receipt of dividends and distributions under the Plan will not relieve participants of any income tax which may be payable on such dividends or distributions.

Participants may terminate their accounts under the Plan by notifying the Plan Agent in writing. Such termination will be effective immediately if notice in writing is received by the Plan Agent not less than ten days prior to any dividend or distribution record date. Upon termination, the Plan Agent will send the participant a certificate for the full shares held in the account and a cash adjustment for any fractional shares or, upon written instruction from the participant, the Plan Agent will sell part or all of the participant's shares and remit the proceeds to the participant, less a $2.50 fee plus brokerage commission for the transaction.

Experience under the Plan may indicate that changes in the Plan are desirable. Accordingly, the Fund and the Plan Agent reserve the right to terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to notice of the termination sent to all participants in the Plan at least 30 days before the record date for the dividend or distribution. The Plan also may be amended by the Fund or the Plan Agent upon at least 30 days' written notice to participants in the Plan.

All correspondence concerning the Plan should be directed to the Plan Agent, P.O. Box 43010, Providence, Rhode Island 02940-3010.

                       ___________________________________

This report is transmitted to the shareholders of Salomon Brothers Municipal Partners Fund Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may purchase at market prices from time to time shares of its common stock in the open market.

SALOMON BROTHERS MUNICIPAL PARTNERS FUND INC.

Directors
                                           Salomon Brothers Municipal Partners Fund Inc.
CAROL L. COLMAN                                  125 Broad Street
                                                 10th Floor, MF-2
DANIEL P. CRONIN                                 New York, New York 10004
                                                 Telephone 1-888-777-0102
LESLIE H. GELB
                                           INVESTMENT MANAGER
R. JAY GERKEN, CFA                               Salomon Brothers Asset Management Inc
                                                 399 Park Avenue
RIORDAN ROETT                                    New York, New York 10022

JESWALD W. SALACUSE                        AUCTION AGENT
                                                 Deutsche Bank
                                                 60 Wall Street
                                                 New York, New York 10005
Officers
                                           CUSTODIAN
R. JAY GERKEN, CFA                               State Street Bank and Trust Company
      Chairman and                               225 Franklin Street
      Chief Executive Officer                    Boston, Massachusetts 02110

PETER J. WILBY, CFA                        DIVIDEND DISBURSING AND TRANSFER AGENT
      President                                  EquiServe Trust Company, N.A.
                                                 P.O. Box 43010
LEWIS E. DAIDONE                                 Providence, Rhode Island 02940-3010
      Executive Vice President and Chief
      Administrative Officer               LEGAL COUNSEL
                                                 Simpson Thacher & Bartlett LLP
ROBERT E. AMODEO                                 425 Lexington Avenue
      Executive Vice President                   New York, New York 10017

FRANCES M. GUGGINO                         INDEPENDENT AUDITORS
      Controller                                 PricewaterhouseCoopers LLP
                                                 1177 Avenue of the Americas
CHRISTINA T. SYDOR                               New York, New York 10036
      Secretary
                                           NEW YORK STOCK EXCHANGE SYMBOL
                                                 MNP


                      (This page intentionally left blank.)

                          (This page intentionally left blank.)

                 Salomon Brothers Municipal Partners
                 Fund Inc.

                 Semi-Annual Report
                 JUNE 30, 2003




EquiServe Trust Company, N.A.
P.O. Box 43010
Providence, Rhode Island 02940-3010



MNPSEMI 6/03
03-4963

ITEM 2.  CODE OF ETHICS.

         Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

(b) In the last 90 days, there have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 10. EXHIBITS.

(a) Not applicable.

(b) Attached hereto.

         Exhibit 99. CERT    Certifications pursuant to section 302 of the
                             Sarbanes-Oxley Act of 2002

         Exhibit 99.906 CERT Certifications pursuant to Section 906 of the
                             Sarbanes-Oxley Act of 2002

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

SALOMON BROTHERS MUNICIPAL PARTNERS FUND INC.

By:      /s/ R. Jay Gerken
         R. Jay Gerken
         Chief Executive Officer of
         Salomon Brothers Municipal Partners Fund Inc.

Date: August 28, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ R. Jay Gerken
         (R. Jay Gerken)
         Chief Executive Officer of
         Salomon Brothers Municipal Partners Fund Inc.

Date: August 28, 2003

By:      /s/ Lewis E. Daidone
         (Lewis E. Daidone)
         Chief Administrative Officer of
         Salomon Brothers Municipal Partners Fund Inc.

Date: August 28, 2003